Consolidated Statements of Shareholders Equity (USD $) In Thousands	Total	Common Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2008	$ (35,545)	$ 55	$ 30	$ (35,630)
Net income	165,410			165,410
Share based compensation	60		60
Dividends per share	(32,706)			(32,706)
Balance at Dec. 31, 2009	97,219	55	90	97,074
Net income	109,647			109,647
Issuance of common stock	74,967	11	74,956
Share based compensation	120		120
Dividends per share	(37,820)			(37,820)
Balance at Dec. 31, 2010	244,133	66	75,166	168,901
Net income	89,734			89,734
Issuance of common stock	39,637	5	39,632
Share based compensation	120		120
Dividends per share	(41,782)			(41,782)
Balance at Dec. 31, 2011	$ 331,842	$ 71	$ 114,918	$ 216,853